Financial risk management (Details) € in Thousands, $ in Millions		1 Months Ended				12 Months Ended
	Feb. 29, 2024 USD ($)	Dec. 31, 2024 USD ($) item	Sep. 30, 2024 USD ($) item	Jul. 31, 2023 USD ($)	Jun. 30, 2022 USD ($)	Dec. 31, 2024 USD ($) item	Dec. 31, 2023 USD ($)	Dec. 31, 2022 USD ($)	Dec. 31, 2021 USD ($)	Dec. 31, 2020 USD ($)	Dec. 31, 2024 EUR (€)	Mar. 31, 2022 USD ($)	Mar. 31, 2022 EUR (€)	Jul. 30, 2021 USD ($)	Dec. 31, 2020 EUR (€)	Dec. 31, 2020 CAD ($)	Dec. 31, 2016 USD ($) installment	Dec. 31, 2016 EUR (€) installment
Financial risk management
Debt instruments		$ 10,135,000				$ 10,135,000	$ 154,780,000
Borrowings		57,162,000				57,162,000	46,548,000
Restricted cash and cash equivalents		298,000				298,000	1,179,000	$ 5,008,000
Repayment of debt						495,726,000	456,506,000	$ 919,932,000
Outstanding balance		57,162,000				57,162,000	46,548,000
Number of lease schedules | item			3
Upfront lease consideration			$ 6,100,000
Minimum
Financial risk management
Lease term			3 years
Maximum
Financial risk management
Lease term			5 years
Over 3-year period
Financial risk management
Monthly lease rent			$ 130,000
Over 5-year period
Financial risk management
Monthly lease rent			$ 35,000
ABL Revolver
Financial risk management
Borrowings		0				0	0
Term of loan					5 years
Maximum borrowing capacity					$ 100,000,000
Credit facility term					5 years
Outstanding balance		0				0	0
Amount of loan drawn down						32,000,000	1,000,000
Senior Secured Notes due in 2025
Financial risk management
Principal amount									$ 1,000
Fixed Interest Rate									9.375%
Senior Secured Notes due in 2025 | Notes in Restructuring
Financial risk management
Accrued Interest On Senior Notes Repurchased.	$ 4,075,000
Super Senior Notes due in 2025 [Member]
Financial risk management
Debt repurchase amount		147,624,000				147,624,000
Commercial Paper Program
Financial risk management
Principal amount		52,000,000				$ 52,000,000					€ 50,000
Borrowings term						2 years
Unit denomination per commercial paper		$ 104,000				$ 104,000					100
Flexible issue period						12 months
Number of commercial paper issued | item		99				99
Commercial papers issued		$ 10,255,000				$ 10,255,000					€ 9,900
Commercial Paper Program | Fixed rate
Financial risk management
Fixed Interest Rate		5.88%				5.88%					5.88%
Applicable margin (as a percent)		5.88%				5.88%					5.88%
Loan from Banque Palatine
Financial risk management
Principal amount		$ 7,272,000				$ 7,272,000					€ 7,000
Applicable margin (as a percent)		1.00%				1.00%					1.00%
Interest rate risk
Financial risk management
Debt instruments		$ 10,135,000				$ 10,135,000	154,780,000
Additional borrowing costs						(714,000)	(604,000)
Borrowings		57,162,000				57,162,000	46,548,000
Outstanding balance		57,162,000				57,162,000	46,548,000
Interest rate risk | Fixed rate
Financial risk management
Debt instruments							154,780,000
Borrowings		14,831,000				14,831,000	15,865,000
Outstanding balance		$ 14,831,000				$ 14,831,000	15,865,000
Interest rate risk | Percentage One Member [Member]
Financial risk management
Percentage Of Reasonably Possible Increase In Risk Assumption.		1.00%				1.00%					1.00%
Foreign currency risk
Financial risk management
Percentage Of Reasonably Possible Decrease In Risk Assumption		10.00%				10.00%					10.00%
Percentage Of Reasonably Possible Increase In Risk Assumption.		10.00%				10.00%					10.00%
Increase in profit before tax due to appreciation of USD against EUR, CAD, and ZAR.						$ 5,165,000	16,502,000
Decrease in net profit before tax due to depreciation of USD against EUR, CAD, and ZAR.						(5,165,000)	(16,502,000)
Foreign currency risk | Senior Notes due 2022
Financial risk management
Principal amount														$ 350,000,000
Foreign currency risk | Super Senior Notes due in 2025 [Member]
Financial risk management
Principal amount														$ 60,000,000
Foreign currency risk | Reinstated Notes
Financial risk management
Debt instruments							154,780,000
Liquidity risk
Financial risk management
Borrowings		$ 210,554,000				210,554,000	310,998,000
Restricted cash and cash equivalents		133,271,000				133,271,000	137,649,000
Current amount drawn down		114,370,000				114,370,000	61,525,000
Non-current amount drawn down		96,184,000				96,184,000	249,463,000
Outstanding balance		$ 210,554,000				$ 210,554,000	310,998,000
Liquidity risk | ABL Revolver | Bank of Montreal [member]
Financial risk management
Term of loan					5 years
Maximum borrowing capacity					$ 100,000,000
Credit facility term					5 years
Liquidity risk | Loan with BNP Paribas | France
Financial risk management
Principal amount										$ 5,300,000					€ 4,500
Fee										0.50%					0.50%	0.50%
Liquidity risk | Senior Notes due 2022 | Notes in Restructuring
Financial risk management
Principal amount									$ 350,000,000
Exchange percentage									98.60%
Fixed Interest Rate									9.375%
Liquidity risk | Senior Secured Notes due in 2025 | Notes in Restructuring
Financial risk management
Principal amount									$ 1,000
Fixed Interest Rate									9.375%
Potential redemption of notes as a percentage of aggregate principal amount	102.34375%			102.34375%
Debt repurchase amount	$ 147,624,000			$ 150,000,000
Accrued Interest On Senior Notes Repurchased.				$ 14,000,000
Liquidity risk | Senior Secured Notes due in 2025 | Notes in Restructuring | Ordinary shares [member]
Financial risk management
Proceeds from issuing shares									$ 51,600,000
Liquidity risk | Ministry [Member]
Financial risk management
Borrowings																	$ 50,200,000	€ 44,900
Fixed Interest Rate																	3.60%	3.60%
Number of loan installments | installment																	7	7
Outstanding balance																	$ 50,200,000	€ 44,900
Liquidity risk | Loan with Investissement Quebec [Member]
Financial risk management
Principal amount										$ 5,500,000
Liquidity risk | Loan with Investissement Quebec [Member] | Canda
Financial risk management
Principal amount																$ 7.0
Repayment term										7 years
Payment deferral period										3 years
Power Risk
Financial risk management
Percentage Of Reasonably Possible Decrease In Risk Assumption		10.00%				10.00%					10.00%
Additional borrowing costs						$ (23,434,000)
Factoring of receivables | Liquidity risk
Financial risk management
Borrowings		$ 35,059,000				35,059,000	30,683,000
Upfront cash consideration		427,772,000				427,772,000	431,274,000
Repayment of debt						420,873,000	454,576,000
Outstanding balance		$ 35,059,000				$ 35,059,000	$ 30,683,000
Grupo Ferroatlntica, S.A.U. and Grupo Ferrotlantica de Servicios, S.L.U., | Liquidity risk | Sociedad Estatal de Participaciones Industriales loan | Spain
Financial risk management
Principal amount												$ 38,300,000	€ 34,500